RIGHT-OF-USE ASSETS - Lease liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Lease liabilities beginning of year	$ 54,250	$ 53,201
Non-current portion	46,600
Total lease liabilities	$ 100,850	$ 53,201